Derivative financial liability – current (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Financial Liability Current
Schedule of derivative financial liability

	2025 £’000	2024 £’000	2023 £’000
Equity settled derivative financial liability
At 1 January	383	4,160	85
Warrants issued	5,024	3,059	4,562
Transfer to share premium on exercise of warrants	(196)	(3,618)	–
Gain recognised in finance (income)/expense within the consolidated statement of comprehensive income	(2,296)	(3,218)	(487)
At 31 December	2,915	383	4,160

Schedule of warrants outstanding

	At 31 December 2022	Lapsed	Granted	At 31 December 2023	Lapsed	Granted	Exercised	At 31 December 2024	Lapsed	Granted	Exercised	At 31 December 2025
ADSs
December 2025 grant	–	–	–	–	–	–	–	–	–	6,097,562	–	6,097,562
July 2024 grant	–	–	–	–	–	42,630	–	42,630	(8,594)	–	(17,018)	17,018
May 2024 grant	–	–	–	–	–	24,214	–	24,214	(6,695)	–	(8,085)	9,434
December 2023 grant	–	–	23,996	23,996	(1,602)		(17,129)	5,265	(4,753)	–	–	512
May 2023 grant	–	–	1,098	1,098	–	–	–	1,098		–	–	1,098
May 2020 grant	2	–	–	2	–	–	–	2	(2)	–	–	–
October 2019 grant	1	–	–	1	–	–	–	1	(1)	–	–	–
Ordinary shares										–	–	–
Dara warrants	–	–	–	–	–	–	–	–		–	–	–
Dara options	138	(10)	–	128	(29)	–	–	99	(99)	–	–	–

*	Number and original price of warrants have been adjusted to reflect the share consolidation and ratio change of ADS’s to ordinary shares that occurred on 24 March 2023 and the ratio change of ADS’s to ordinary shares on 5 July 2023, 4 October 2024 and 31 July 2025.